Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PENN SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2014
Penn Series Flexibly Managed Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: FLEXIBLY MANAGED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Flexibly Managed Fund (the “Fund”) is to maximize total return (capital appreciation and income).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of established U.S. companies that it believes have above-average potential for capital growth. The Fund’s investments in common stocks are primarily those issued by large capitalization companies, and common stocks typically constitute at least half of total assets. The remaining assets are generally invested in other securities, including convertibles, corporate and government debt securities, including high yield securities (commonly known as “junk bonds”), bank loans and foreign securities, in keeping with the Fund’s objective. The Fund’s investments in common stocks generally fall into one of two categories. The larger category comprises long-term core holdings that the Sub-Adviser considers to be underpriced in terms of company assets, earnings, or other factors at the time they are purchased. The smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term, but not necessarily over the long term. There are no limits on the market capitalization of issuers of the stocks in which the Fund invests. Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a “value approach” in selecting investments. Its in-house research team seeks to identify companies that seem under-valued by various measures, such as price/book value, and may be temporarily out of favor but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive. The Fund may also, to a limited extent, invest in options, primarily in an effort to protect against downside risk or to generate additional income.

		The Sub-Adviser works as hard to reduce risk as to maximize gains and may realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserve may reflect the Sub-Adviser’s ability to find companies that meet valuation criteria rather than its market outlook. Bonds, bank loans and convertible securities may be purchased to gain additional exposure to a company or for their income or other features. Maturity and quality are not necessarily major considerations. There are no specified limits on the maturities or credit ratings of the debt instruments in which the Fund invests. The Fund may invest up to 25% of its total assets in below-investment grade securities. There is no limit on the Fund’s investments in convertible securities. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Management Risk. The Fund is subject to the risk that the Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. These risks are even greater for the micro-cap companies that the Fund may own.

“Value” Investing Risk.  Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Fixed Income Market Risk.  Economic, regulatory and other market developments can adversely affect fixed income securities markets in the United States and abroad. Certain developments may lead to increased volatility and reduced liquidity in particular fixed income securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments. The value of the Fund’s investments may also fluctuate sometimes rapidly or unpredictably in response to factors affecting the securities markets generally. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Bank Loans Risk.  With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Prepayment and Extension Risk.  Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

U.S. Government Securities Risk.  Some of the U.S. government securities that the Fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Derivatives Risk.  The Fund’s use of options is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.

Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be subject to prepayment risk similar to fixed income securities.

Investment Style Risk.  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level. If the Fund has large holdings in a relatively small number of companies, disappointing performance by those companies will have a more adverse impact on the Fund than would be the case with a more diversified fund. A sizable cash or fixed income position may hinder the Fund from participating fully in a strong, rapidly rising bull market.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

		An investment in the Fund may be appropriate for investors who are seeking a relatively conservative approach to investing for total return and are willing to accept the risks and uncertainties of investing in common stocks and bonds.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
18.67%	-19.44%
6/30/2009	12/31/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for Periods Ended December 31, 2013)
Penn Series Flexibly Managed Fund | Flexibly Managed Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	$ 1,143
2004	rr_AnnualReturn2004	18.58%
2005	rr_AnnualReturn2005	7.84%
2006	rr_AnnualReturn2006	15.37%
2007	rr_AnnualReturn2007	4.47%
2008	rr_AnnualReturn2008	(27.83%)
2009	rr_AnnualReturn2009	32.92%
2010	rr_AnnualReturn2010	13.92%
2011	rr_AnnualReturn2011	3.04%
2012	rr_AnnualReturn2012	14.73%
2013	rr_AnnualReturn2013	22.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.44%)
1 Year	rr_AverageAnnualReturnYear01	22.25%
5 Years	rr_AverageAnnualReturnYear05	16.96%
10 Years	rr_AverageAnnualReturnYear10	9.31%
Penn Series Flexibly Managed Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%

[1]	The expense information in the table has been restated to reflect an increase in the Fund's Investment Advisory Fee approved by Fund shareholders on February 13, 2014.